Note 13 - Convertible Notes Payable - 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	NOTE 13. CONVERTIBLE NOTES PAYABLE

June 2008 Convertible Note Payable

On June 30, 2008, the Company completed a financing transaction under which the Company issued a convertible promissory note in the principal amount of $3.0 million, with a warrant to purchase 468,750 shares of common stock at an exercise price of $2.00 per share. The promissory note matured in June 2012. The Company recorded a debt discount for the beneficial conversion feature of the instrument. These amounts, totaling approximately $789,000, were recorded as a debt discount charged to interest expense over the life of the promissory note. The Company satisfied $1.2 million of its obligations under this note in September 2012. The remaining $1.8 million principal was due in January 2013 and was satisfied by the Company on January 31, 2013.

2012 Convertible Notes Payable

In March, April and September 2012, the Company completed the issuance of convertible notes payable for $3,300,000, $700,000 and $1,000,000, respectively. The notes bear interest at 6% per annum. As amended in September 2012, the notes mature on the earlier of 1) 10 business days after delivery by the holder of the note of a notice to maturity, which notice may not be issued prior to August 14, 2013 (which date shall be extended to March 31, 2015 if the Company completes a restructuring of its capital in a manner satisfactory to the holder) or 2) March 31, 2015. The notes cumulatively are convertible into 100,000 shares of the Company's Series E Preferred Stock. Upon conversion, the holders will also receive 10,000,000 warrants, exercisable at $0.50 per share of the Company's common stock. The 2012 Convertible Notes Payable were secured by any net proceeds received by the Company, after paying any senior indebtedness, in the event any holder of such senior indebtedness forecloses on the common stock of National Asset Management, Inc. The $5,000,000 in convertible notes was converted to common stock on January 25, 2013.

The following table summarizes the convertible notes payable:

	March 31, 2013	September 30, 2012
10% Convertible note payable	$-	$1,800,000
6% Convertible note payable	-	5,000,000
Total	$-	$6,800,000

The Company incurred interest expense related to its convertible notes of approximately $44,000 and $150,000 for the fiscal quarters ended March 31, 2013 and March 31, 2012, respectively and $575,000 for the fiscal year ended September 30, 2012. The convertible notes were paid off in January 2013 as part of the recapitalization.

NOTE 14. CONVERTIBLE NOTES PAYABLE

March 2008 Convertible Note Payable

On March 31, 2008, the Company completed a financing transaction under which an investor made an investment in the Company by purchasing a convertible promissory note in the principal amount of $3.0 million, with a warrant to purchase 375,000 shares of common stock at an exercise price of $2.50 per share. The promissory note matured in March 2012. Using professional standards, the relative fair value of the warrant was calculated using the Black-Scholes Option Valuation Model. The Company also recorded an additional debt discount for the beneficial conversion feature of the instrument. These amounts, totaling approximately $791,000, have been recorded as a debt discount that was charged to interest expense over the life of the promissory note. The Company satisfied its obligations under this note in March 2012.

June 2008 Convertible Note Payable

On June 30, 2008, the Company completed a financing transaction under which the same investor made an additional investment in the Company by purchasing a convertible promissory note in the principal amount of $3.0 million, with a warrant to purchase 468,750 shares of common stock at an exercise price of $2.00 per share. The promissory note matured in June 2012. Under professional standards, the relative fair value of the warrant was calculated using the Black-Scholes Option Valuation Model. The Company also recorded an additional debt discount for the beneficial conversion feature of the instrument. These amounts, totaling approximately $789,000, have been recorded as a debt discount that was charged to interest expense over the life of the promissory note. The Company satisfied $1.2 million of its obligations under this note in September 2012. The remaining $1.8 million principal is due in January 2013.

2012 Convertible Notes Payable

In March, April and September 2012, the Company completed the issuance of convertible notes payable for $3,300,000, $700,000 and $1,000,000, respectively. The notes bear interest at 6% per annum. As amended in September 2012, the notes mature on the earlier of 1) 10 business days after delivery by the holder of the note of a notice to maturity, which notice may not be issued prior to  August 14, 2013 (which date shall be extended to March 31, 2015 if the Company completes a restructuring of its capital in a manner satisfactory to the holder) or 2)  March 31, 2015. The notes cumulatively are convertible into 100,000 shares of the Company's Series E Preferred Stock. Upon conversion, the holders will also receive 10,000,000 warrants, exercisable at $0.50 per share of the Company's common stock. The 2012 Convertible Notes Payable are secured by any net proceeds received by the Company, after paying any senior indebtedness, in the event any holder of such senior indebtedness forecloses on the common stock of National Asset Management, Inc.

The following table summarizes the convertible notes payable.

	September 30,
	2012	2011
10% convertible notes payable	$1,800,000	$6,000,000
6% convertible notes payable	5,000,000	-
Less: Debt discount	-	(247,000)
	$6,800,000	$5,753,000

The Company incurred interest expense related to its convertible notes of $575,000 and $600,000 for the fiscal years ended September 30, 2012 and 2011, respectively. The convertible notes are owed to entities affiliated with two of the Company’s directors.